SIGNIFICANT ACCOUNTING POLICIES (Valuation Assumptions for Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The weighted average fair value of options granted, as calculated by the third party appraiser	$ 0.87	$ 0.72	$ 0.74
Volatility	49.00%	73.00%	76.00%
Risk-free interest rate	0.98%	0.93%	1.19%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 7 months 17 days	4 years 8 months 12 days	4 years 8 months 19 days